Employee Stock And Incentive Plan (Narrative) (Details) - USD ($)		12 Months Ended
	Jun. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation plan, shares		321,402	212,920	43,500
Compensation expense, tax		$ 174,000	$ 168,000	$ 421,000
Non-Employee Members, Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation plan, shares	13,800
fair market value of the shares	$ 26.44
Compensation expense		365,000
Compensation expense, tax		$ 151,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		6,250,000
Maximum number of shares available for issuance may be issued as restricted stock		3,125,000
Maximum number of shares subject to grants to any one individual in any one year		500,000
Underlying stock option and restricted stock awards available for grant		4,212,079
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period specified in grant, in years		3 years
PSUs will be earned based on the Company's TSR		30.00%
PSUs will be earned based on maintaining an average ratio of operations and maintenance expenses		20.00%
PSUs will be earned based on cumulative earnings before tax		20.00%
Unrecognized compensation costs		$ 4,098,000
Period over which unrecognized compensation cost will be recognized		1 year 8 months 12 days
Aggregate intrinsic value		$ 15,236,000
Equity compensation plan, shares		142,212
fair market value of the shares		$ 26.46
Compensation expense, tax		$ 1,796,000	$ 2,044,000	$ 1,400,000
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		0.00%
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		200.00%
Amortization period of fair value of shares, in months		36 months
Vesting period, in years		3 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs		$ 1,046,000
Vesting period, in years		3 years
Period over which unrecognized compensation cost will be recognized		1 year 10 months 24 days
Aggregate intrinsic value		$ 2,633,000
Equity compensation plan, shares		47,285
fair market value of the shares		$ 26.00	$ 24.80	$ 23.28
Compensation expense, tax		$ 444,000	$ 464,000	$ 336,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs		$ 0
Vesting period, in years		10 years
Percentage of options exercisable annually		33.00%
Number of options granted		0	0	0
Compensation expense, tax		$ 193,000	$ 189,000	$ 461,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs		0
Intrinsic value of awards vested		860,000	1,097,000	2,236,000
Fair value of awards vested		$ 553,000	$ 906,000	$ 1,560,000
Number of options granted		0
fair market value of the shares			$ 25.19	$ 25.09
Compensation expense, tax			$ 287,000	$ 320,000